Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	18 Months Ended	30 Months Ended	42 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024
Trajan Wealth Income Opportunities ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,339	$ 8,910	$ 9,302	$ 10,830
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,187	8,700	8,756	9,769
S&P Preferred Stock Index
Account Value [Line Items]
Accumulated Value	10,000	10,459	8,759	9,066	10,779
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,920	9,230	11,226	15,306
25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,181	$ 8,388	$ 8,523	$ 9,724